Document and Entity Information	May 01, 2024
Cover [Abstract]
Security Exchange Name	NONE
Amendment Flag	false
Entity Central Index Key	0001800682
Document Type	8-K
Document Period End Date	May 01, 2024
Entity Registrant Name	Cano Health, Inc.
Entity File Number	001-39289
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	98-1524224
Entity Address, Address Line One	9725 NW 117th Avenue
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33178
City Area Code	855
Local Phone Number	226-6633
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A common stock, $0.01 par value per share
Trading Symbol	CANOQ
Entity Emerging Growth Company	false